Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 3,878	$ 3,466	$ 2,940
Unused tax losses for which a deferred tax asset has not been recognised	597	696
Capital tax losses for which no deferred tax asset recognised	26	181
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 4,606	$ 4,397
Applicable tax rates	27.75%	27.80%
Income tax expense (benefit)	$ 461	$ 546
Sun Life UK | Disposal groups classified as held for sale
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (benefit)	(7)
Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	$ 4,388	4,349
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rates	25.00%
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net capital losses	$ 9	10
U.S. | Losses available for carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2	2
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	202	275
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	$ 0	$ 434